Intangible assets - Impairment Test (Details) - Total gross carrying amount - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	¥ 10,216	¥ 1,117
Aplo SAS
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	2,345	0
Next Finance Tech Co, Ltd.
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	1,117	1,117
3iQ Digital Holdings, Inc.
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	¥ 6,754	¥ 0